SUBSEQUENT EVENTS (Details) - CAD ($)	2 Months Ended
	Mar. 09, 2021	Feb. 28, 2021
Major share transactions | Subordinate Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	4,600,000
Share Price	$ 34.25	$ 34.25
Gross proceeds	$ 157,550,000
Major share transactions | Subordinate Voting Shares | CEO
Disclosure of non-adjusting events after reporting period [line items]
Shareholding as a percentage of issued and outstanding shares	3.80%
Major share transactions | Exchangeable Shares | CEO
Disclosure of non-adjusting events after reporting period [line items]
Shares issued	1,044,000
Blue Camo, LLC. | Signing business acquisition agreement
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interested proposed to acquire	100.00%